Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 – INCOME TAXES

The components of loss before income taxes are as follows:

	2020	2019
Domestic	(2,542,428)	(1,698,689)
Foreign	(6,307)	(52,222)
Loss before income taxes	(2,548,735)	(1,750,911)

The Company had no income tax expense due to operating losses incurred for the years ended December 31, 2020 and 2019.

For the years ended December 31, 2020 and 2019, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2020	2019
Income taxes at Federal statutory rate	(21.0)%	(21.0)%
State income taxes, net of Federal income tax effect	(8.6)%	(8.6)%
Perm difference	0.0%	0.0)%
Foreign tax rate differential	(0.4)%	(0.6)%
Change in valuation allowance	30.0%	30.2%
Other	0.0%	0.0%
Income tax provision	0.0%	0.0%

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2020	2019
U.S. net operating loss carryforwards	2,907,000	2,894,000
Stock compensation	1,217,000	784,000
Canadian Provincial income tax losses	7,000	29,000
Canadian Provincial scientific investment tax credits	(10,000)	(4,000)
	4,121,000	3,703,000
Valuation allowance	(4,121,000)	(3,703,000)
Net deferred tax assets	-	-

As of December 31, 2020 and 2019, the Company had federal net operating loss carryforwards (“NOL”) of approximately $7,550,000 and $7,161,000, respectively. The 2017 Tax Cuts and Jobs Act (“ TCJA”) will generally allow losses incurred after 2017 to be carried over indefinitely, but will generally limit the net operating loss deduction to the lesser of the net operating loss carryover or 80% of a corporation’s taxable income (subject to Section 382 of the Internal Revenue Code of 1986, as amended). Also, there will be no carryback for losses incurred after 2017. Losses incurred prior to 2018 will generally be deductible to the extent of the lesser of a corporation’s net operating loss carryover or 100% of a corporation’s taxable income and be available for twenty years from the period the loss was generated. The federal net operating losses generated prior to 2018 of $0.1 million will expire at various dates through 2037. The CARES Act temporarily allows the Company to carryback net operating losses arising in 2018, 2019 and 2020 to the five prior tax years. In addition, net operating losses generated in these years could fully offset prior year taxable income without the 80% of the taxable income limitation under the TCJA which was enacted on December 22, 2017. The Company has been generating losses since its inception, as such the net operating loss carryback provision under the CARES Act is not applicable to the Company. As of December 31, 2020 and 2019, the Company had state and local net operating loss carryforwards of approximately $7,540,000 and $7,153,000, respectively, to reduce future state tax liabilities also through 2035.

As of December 31, 2020 and 2019, the Company had Canadian NOL of approximately $1,115,000 and $1,111,000, respectively. The Canadian losses expire in stages beginning in 2026. As of December 31, 2020 and 2019, the Company also has unclaimed Canadian federal scientific research and development investment tax credits, which are available to reduce future federal taxes payable of approximately $0 and $0 respectively.

As a result of losses and uncertainty of future profit, the net deferred tax asset has been fully reserved. The net change in the valuation allowance during the years ended December 31, 2020 and 2019 was an increase of $418,000 and $661,000, respectively.

Foreign earnings are assumed to be permanently reinvested. U.S. Federal income taxes have not been provided on undistributed earnings of our foreign subsidiary.

The Company recognizes interest and penalties related to uncertain tax positions in selling, general and administrative expenses. The Company has not identified any uncertain tax positions requiring a reserve as of December 31, 2020 and 2019.

The Company is required to file U.S. federal and state income tax returns. These returns are subject to audit by tax authorities beginning with the year ended December 31, 2017.